Related party transactions - GLT (Details) - Group Leadership Team - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related party transactions
Short-term benefits	€ 23	€ 22	€ 26
Post-employment benefits	1	1	1
Share-based payment	6	7	15
Termination benefits	5	4	1
Total	€ 35	€ 34	€ 43